Vanguard® Windsor™ II Fund
Schedule of Investments (unaudited)
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.6%)
Communication Services (6.4%)
*	Alphabet Inc. Class A	12,444,000	1,447,486
*	Alphabet Inc. Class C	5,847,300	682,029
*	Meta Platforms Inc. Class A	1,857,838	295,582
*	Warner Bros Discovery Inc.	13,971,948	209,579
*	Walt Disney Co.	1,946,654	206,540
	Comcast Corp. Class A	4,934,113	185,128
	Vodafone Group plc ADR	9,071,932	133,902
	News Corp. Class A	7,222,210	123,789
	Paramount Global Inc. Class B	2,479,600	58,642
	Omnicom Group Inc.	805,979	56,290
			3,398,967
Consumer Discretionary (9.1%)
*	Amazon.com Inc.	7,060,060	952,755
	McDonald's Corp.	1,681,397	442,830
*	General Motors Co.	9,829,201	356,407
	Lennar Corp. Class A	4,059,222	345,034
*	Aptiv plc	3,022,341	317,013
	Sony Group Corp. ADR	3,251,000	277,603
	Home Depot Inc.	849,673	255,701
	Magna International Inc.	3,725,732	237,925
	Lowe's Cos. Inc.	1,172,488	224,567
	Dollar General Corp.	902,521	224,213
	Cie Generale des Etablissements Michelin SCA ADR	13,712,000	191,008
	NIKE Inc. Class B	1,461,285	167,931
	Bayerische Motoren Werke AG	2,025,426	165,504
*	Booking Holdings Inc.	83,000	160,662
	Starbucks Corp.	1,736,867	147,252
	Mercedes-Benz Group AG	2,159,229	127,338
	DR Horton Inc.	1,162,980	90,747
	Lear Corp.	548,900	82,961
*	Adient plc	1,311,943	44,317
*	Goodyear Tire & Rubber Co.	2,833,996	34,802
			4,846,570
Consumer Staples (6.2%)
	Procter & Gamble Co.	6,103,328	847,813
	Coca-Cola Co.	11,007,972	706,382
	PepsiCo Inc.	1,676,845	293,381
	Sysco Corp.	3,037,344	257,870
	Constellation Brands Inc. Class A	879,487	216,626
	Tyson Foods Inc. Class A	2,404,064	211,582
	Unilever plc ADR	3,884,298	189,010
	Unilever plc (XLON)	3,390,000	165,103

		Shares	Market Value ($000)
	Nestle SA (Registered)	1,212,973	148,622
	Estee Lauder Cos. Inc. Class A	454,100	124,015
	Mondelez International Inc. Class A	1,814,640	116,209
*	Haleon plc ADR	1,959,894	13,778
			3,290,391
Energy (5.3%)
	ConocoPhillips	5,870,475	571,960
	Coterra Energy Inc.	10,471,000	320,308
	Halliburton Co.	9,017,335	264,208
	Suncor Energy Inc.	7,518,132	255,165
	Marathon Oil Corp.	9,962,987	247,082
	APA Corp.	5,984,377	222,439
	Shell plc ADR	3,650,412	194,859
	NOV Inc.	10,181,888	189,485
	Phillips 66	1,990,000	177,110
	Hess Corp.	1,145,867	128,876
	Murphy Oil Corp.	2,797,252	98,295
	Cenovus Energy Inc.	3,695,600	70,512
	Schlumberger NV	1,307,200	48,406
	Baker Hughes Co. Class A	1,863,000	47,861
			2,836,566
Financials (15.7%)
	Wells Fargo & Co.	21,220,007	930,922
	Citigroup Inc.	15,310,058	794,592
	Bank of America Corp.	19,660,049	664,706
	PNC Financial Services Group Inc.	3,626,810	601,833
	Intercontinental Exchange Inc.	5,710,009	582,364
	American Express Co.	3,360,106	517,524
	American International Group Inc.	7,743,156	400,863
	Marsh & McLennan Cos. Inc.	2,315,042	379,574
	Commerce Bancshares Inc.	4,521,261	314,182
	Ameriprise Financial Inc.	1,057,000	285,305
	Goldman Sachs Group Inc.	853,549	284,565
	Capital One Financial Corp.	2,453,000	269,413
	JPMorgan Chase & Co.	2,295,001	264,751
	Blackstone Inc.	2,402,563	245,230
	Bank of New York Mellon Corp.	5,516,134	239,731
	Cullen/Frost Bankers Inc.	1,702,000	221,941
	Cincinnati Financial Corp.	2,192,000	213,369
	Hartford Financial Services Group Inc.	2,768,600	178,492
	Truist Financial Corp.	2,831,319	142,897
	First Citizens BancShares Inc. Class A	185,158	140,105
	BNP Paribas SA	2,782,700	131,475
	Citizens Financial Group Inc.	3,090,151	117,333
[1]	Mitsubishi UFJ Financial Group Inc. ADR	19,937,000	113,043
	Credit Suisse Group AG ADR	13,694,800	79,430
	Natwest Group plc	20,774,647	63,098
	Equitable Holdings Inc.	1,842,040	52,369
	Travelers Cos. Inc.	315,692	50,100
	State Street Corp.	665,188	47,255
	China Construction Bank Corp. Class H	51,864,000	33,121
	Sumitomo Mitsui Financial Group Inc.	963,900	30,240
			8,389,823
Health Care (16.7%)
	Medtronic plc	11,744,725	1,086,622
	Johnson & Johnson	5,665,234	988,697
	UnitedHealth Group Inc.	1,637,274	887,959

		Shares	Market Value ($000)
	Danaher Corp.	2,788,377	812,728
	Elevance Health Inc.	1,502,338	716,765
	HCA Healthcare Inc.	2,728,700	579,630
	Thermo Fisher Scientific Inc.	822,080	491,941
	Humana Inc.	890,734	429,334
	Cigna Corp.	1,502,773	413,804
*	Boston Scientific Corp.	7,002,404	287,449
	Amgen Inc.	1,116,000	276,176
	Roche Holding AG	776,049	257,652
	Alcon Inc.	3,105,000	242,469
	Zoetis Inc.	1,280,980	233,843
*	IQVIA Holdings Inc.	942,510	226,457
*	Centene Corp.	1,936,788	180,063
	CVS Health Corp.	1,686,300	161,345
*	Elanco Animal Health Inc. (XNYS)	5,787,272	117,250
*	Vertex Pharmaceuticals Inc.	338,166	94,825
	Novartis AG ADR	1,059,800	90,963
	Sanofi ADR	1,769,691	87,954
	AbbVie Inc.	544,967	78,208
	Zimmer Biomet Holdings Inc.	676,708	74,702
	Gsk plc Spon ADR	1,567,915	66,119
	Merck & Co. Inc.	294,746	26,333
			8,909,288
Industrials (9.2%)
	Honeywell International Inc.	4,150,452	798,796
	General Electric Co.	8,369,545	618,593
	Northrop Grumman Corp.	1,014,374	485,784
	Norfolk Southern Corp.	1,387,283	348,444
	Waste Management Inc.	1,779,741	292,874
	Parker-Hannifin Corp.	979,000	283,019
	FedEx Corp.	1,178,790	274,764
	General Dynamics Corp.	1,018,000	230,750
	Xylem Inc.	2,400,000	220,872
	Cummins Inc.	727,872	161,085
	CNH Industrial NV	12,026,699	155,385
	Oshkosh Corp.	1,690,000	145,509
	HEICO Corp.	920,762	145,213
	Caterpillar Inc.	725,672	143,865
*	Boeing Co.	895,000	142,582
	PACCAR Inc.	1,367,620	125,165
	Raytheon Technologies Corp.	1,291,800	120,409
*	Southwest Airlines Co.	2,314,940	88,246
*	Daimler Truck Holding AG	2,948,514	80,568
*	Fluor Corp.	1,403,385	35,660
*	Iveco Group NV	2,677,999	16,396
			4,913,979
Information Technology (20.8%)
	Microsoft Corp.	10,230,650	2,872,153
	Apple Inc.	3,764,348	611,744
	Visa Inc. Class A	2,814,858	597,059
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,298,485	557,290
*	Adobe Inc.	1,328,124	544,690
	Micron Technology Inc.	8,303,923	513,681
	Analog Devices Inc.	2,424,692	416,950
	Samsung Electronics Co. Ltd.	8,514,100	403,016
	Cisco Systems Inc.	8,750,081	396,991
	Oracle Corp.	4,270,625	332,425

		Shares	Market Value ($000)
*	Salesforce Inc.	1,731,313	318,596
	QUALCOMM Inc.	2,123,000	307,962
*	ANSYS Inc.	1,025,000	285,965
	Microchip Technology Inc.	4,061,000	279,640
*	F5 Inc.	1,651,600	276,412
	Amphenol Corp. Class A	3,454,961	266,481
*	Autodesk Inc.	1,216,128	263,073
*	Workday Inc. Class A	1,673,500	259,560
	Accenture plc Class A	785,717	240,634
	Texas Instruments Inc.	1,168,232	208,985
	Applied Materials Inc.	1,829,676	193,909
*	PayPal Holdings Inc.	1,994,991	172,627
	Corning Inc.	4,228,051	155,423
	TE Connectivity Ltd.	961,966	128,644
	Telefonaktiebolaget LM Ericsson ADR	15,748,780	118,746
	Seagate Technology Holdings plc	1,149,198	91,913
*	Western Digital Corp.	1,765,936	86,707
*	Fiserv Inc.	648,800	68,565
	Cognizant Technology Solutions Corp. Class A	937,900	63,740
	Cognex Corp.	1,202,862	61,322
			11,094,903
Materials (2.8%)
	Corteva Inc.	6,961,000	400,606
	Martin Marietta Materials Inc.	786,000	276,735
	RPM International Inc.	2,570,000	232,328
	Ecolab Inc.	1,293,000	213,565
	Avery Dennison Corp.	1,075,806	204,898
	Olin Corp.	2,815,600	147,171
	International Paper Co.	1,016,629	43,481
			1,518,784
Other (0.9%)
	SPDR S&P 500 ETF Trust	1,236,073	509,250
Real Estate (1.9%)
	Prologis Inc.	3,709,135	491,683
	Crown Castle International Corp.	1,560,000	281,830
	Equity LifeStyle Properties Inc.	1,692,714	124,448
	Sun Communities Inc.	603,626	98,970
			996,931
Utilities (1.6%)
	PPL Corp.	10,566,903	307,286
	Xcel Energy Inc.	3,913,704	286,405
	Atmos Energy Corp.	2,332,700	283,166
			876,857
Total Common Stocks (Cost $36,232,612)			51,582,309

		Shares	Market Value ($000)
Temporary Cash Investments (3.3%)
Money Market Fund (3.3%)
[2,3]	Vanguard Market Liquidity Fund, 1.903% (Cost $1,744,000)	17,445,527	1,743,855
Total Investments (99.9%) (Cost $37,976,612)			53,326,164
Other Assets and Liabilities—Net (0.1%)			59,615
Net Assets (100%)			53,385,779
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,641,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $8,086,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2022	2,081	430,091	32,632
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	49,960,176	1,622,133	—	51,582,309
Temporary Cash Investments	1,743,855	—	—	1,743,855
Total	51,704,031	1,622,133	—	53,326,164
Derivative Financial Instruments
Assets
Futures Contracts[1]	32,632	—	—	32,632
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.